DESCRIPTION OF BUSINESS - License and Distribution Agreements (Precision Autoimmune Therapeutics Co., Ltd) (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	May 31, 2022 USD ($) installment	Dec. 31, 2022 USD ($)	May 31, 2022 CNY (¥) installment
Description of Business and Basis of Presentation
Sublicensing revenue from a related party		$ 5,000,000
Precision Autoimmune Therapeutics Co., Ltd
Description of Business and Basis of Presentation
Upfront payment	$ 10,000,000
Number of installments for upfront payment | installment	2		2
Aggregate consideration for equity investment	$ 3,000,000.0		¥ 20.0
Sublicensing revenue from a related party		$ 5,000,000.0
CASI China | Precision Autoimmune Therapeutics Co., Ltd
Description of Business and Basis of Presentation
Aggregate consideration for equity investment	$ 3,000,000.0		¥ 20.0